Post-employment Benefits - Summary of Movement in Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
January 1	$ (15,938)	$ (10,778)
Service Cost	(1,134)	(1,596)	$ (869)
of which current service cost	(1,462)	(1,484)
of which past service cost	328	(112)
Interest expense	(50)	(7)	(69)
Actuarial gains (losses)	497	214	(1,385)
Actual plan participants’ contributions	(1,171)	(771)
Transfers (in) out due to (joiners) leavers	(651)	(1,663)
Currency translation differences	558	(1,337)
December 31	(17,889)	(15,938)	(10,778)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
January 1	(15,773)	(10,703)
Service Cost	(1,054)	(1,547)	(843)
of which current service cost	(1,382)	(1,435)
of which past service cost	328	(112)
Interest expense	(49)	(6)	(68)
Actuarial gains (losses)	471	244	(1,380)
Actual plan participants’ contributions	(1,171)	(771)
Transfers (in) out due to (joiners) leavers	(651)	(1,663)
Currency translation differences	541	(1,327)
December 31	(17,686)	(15,773)	(10,703)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
January 1	(165)	(75)
Service Cost	(80)	(49)	(26)
of which current service cost	(80)	(49)
Interest expense	(1)	(1)	(1)
Actuarial gains (losses)	26	(30)	(5)
Currency translation differences	17	(10)
December 31	$ (203)	$ (165)	$ (75)